Significant transactions and balances with related parties - Transactions in the year with Votorantim Group Companies (Details) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Votorantim Group companies
Significant transactions and balances with related parties
Total income (expense) from transactions with related parties	BRL 44,852	BRL (12,136)	BRL 80,486
Votorantim S.A. | Financing
Significant transactions and balances with related parties
Related party, financial transfers from (to) entity	147	(1,937)	3,745
Votener - Votorantim Comercializadora e Energia | Energy supplier
Significant transactions and balances with related parties
Related party, (purchases of) revenue from transfers of energy	47,031	(16,879)	84,945
Banco Votorantim S.A. | Investments
Significant transactions and balances with related parties
Related party, financial transfers from (to) entity	11,254	8,973	2,825
Banco Votorantim S.A. | Financial instruments
Significant transactions and balances with related parties
Related party, financial transfers from (to) entity	(42)	2,703	(7,236)
Banco Votorantim S.A. | Rendering of services
Significant transactions and balances with related parties
Related party, services received		(1,884)	(649)
Votorantim CTVM Ltda. | Rendering of services
Significant transactions and balances with related parties
Related party, services received	(183)	(119)	(283)
Votorantim Cimentos S.A. | Energy supplier
Significant transactions and balances with related parties
Related party, (purchases of) revenue from transfers of energy	13,275	11,045	6,536
Votorantim Cimentos S.A. | Input supplier
Significant transactions and balances with related parties
Related party, purchases of goods	(312)	(363)	(189)
Votorantim Cimentos S.A. | Sales of wood
Significant transactions and balances with related parties
Related party, sale of property and other assets			126
Votorantim Cimentos S.A. | Land leases
Significant transactions and balances with related parties
Related party, land leases	(2,404)
Polimix Concreto Ltda. | Rendering of services
Significant transactions and balances with related parties
Related party, services received			(143)
Votorantim Siderurgia S.A. | Standing wood supplier
Significant transactions and balances with related parties
Related party, purchases of goods	(24,278)	(9,734)	(4,164)
Sitrel - Siderurgia Tres Lagoas Ltda. | Energy supplier
Significant transactions and balances with related parties
Related party, (purchases of) revenue from transfers of energy	5,781	6,589	4,710
Sitrel - Siderurgia Tres Lagoas Ltda. | Land leases
Significant transactions and balances with related parties
Related party, land leases	(124)	(38)
Pedreira Pedra Negra | Input supplier
Significant transactions and balances with related parties
Related party, purchases of goods		(129)	(363)
Nexa Resources (formerly Vototantim Metais Ltda.) | Energy supplier
Significant transactions and balances with related parties
Related party, (purchases of) revenue from transfers of energy	(24)
Nexa Resources (formerly Vototantim Metais Ltda.) | Land leases
Significant transactions and balances with related parties
Related party, land leases			(2,318)
Nexa Resources (formerly Vototantim Metais Ltda.) | Chemical products supplier
Significant transactions and balances with related parties
Related party, purchases of goods	(4,567)	(9,402)	(4,387)
Companhia Brasileira de Alumnio (CBA) | Land leases
Significant transactions and balances with related parties
Related party, land leases	BRL (702)	BRL (961)	BRL (2,669)